Deferred Income Tax	12 Months Ended
Dec. 31, 2019
Deferred Income Tax
Deferred Income Tax

8. Deferred income tax

Deferred tax assets amount to EUR 7,794 thousand (previous year: EUR 10,400 thousand). In the 2018 financial year, deferred taxes in the amount of EUR 10,486 thousand were capitalized for the first time on loss carryforwards to the extent that these can probably be offset against future taxable earnings. This is based on a planning period of five years. These relate to the deferred tax assets on losses carried forward for Biofrontera Pharma GmbH to be recognized for the first time as of December 31, 2018.

The reduction in deferred tax assets results from the use of the tax loss carryforwards of Biofrontera Pharma GmbH (EUR 256 thousand) and the reduction in the trade tax rate of the city of Leverkusen with effect of January 1, 2020 (EUR 2,350 thousand).

The subsidiary Biofrontera Pharma GmbH has generated profits in 2019 and it can be assumed that Biofrontera Pharma GmbH will continue to generate positive results in the future and thereby utilize its tax loss carryforwards.

Further deferred income tax on loss carryforwards incurred at Biofrontera AG in the amount of EUR 153 thousand and at Biofrontera Inc. in the amount of EUR 533 thousand were capitalized to the extent that they are offset by deferred tax liabilities in the same amount.

The following table explains the generally existing deferred tax assets from tax loss carryforwards that have developed within the Group:

	December 31, 2019		December 31, 2018
in EUR thousands	Loss carried forward	Deferred tax assets	Loss carried forward	Deferred tax assets
Corporation tax including Solidarity Surcharge	135,415	21,436	131,928	20,884
Business tax	120,692	10,561	118,548	19,703
U.S. corporation tax	23,616	6,140	14,452	3,613
Total		38,137		44,200

These loss carryforwards have an unlimited carryforward period under current German law. In the USA, tax loss carryforwards can be carried forward for 20 years when occurred until December 31, 2017 (EUR 8,595 thousand), and indefinitely when occurred from January 1, 2018 (EUR 15,021 thousand).

	December 31, 2019		December 31, 2018
in EUR thousands	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Loss carried forward	8,568	-	10,674	-
Non-current assets
- Intangible assets	-	(620)	-	(87)
- Tangible assets	-	(1,002)	-	-
- Financial assets	-	-	-	-
Current assets
- Receivables and other assets	43	-	59	-
Non-current liabilities
- Provisions	-	(54)	-	(82)
Current liabilities
- Provisions	859	-	-	(152)
- Liabilities and other	-	-	-	(12)
Total	9,470	(1,676)	10,733	(333)
Netting of deferred tax assets and liabilities	(1,676)	1,676	(333)	333
As recognized on balance sheet	7,794	-	10,400	-

Deferred taxes on losses carried forward are capitalized to the extent that they can probably be offset against future profits or to the same extent are offset by deferred tax liabilities. Due to the lack of predictability regarding future taxable profits, the remaining deferred tax assets deriving from loss carryforwards in the amount of EUR 29,569 thousand (previous year: EUR 33,526 thousand) and deferred tax assets in the amount of EUR 2,000 thousand (previous year EUR 782 thousand) were not recognized on the balance sheet, in accordance with IAS 12.34.

The following provides a reconciliation between expected and actual reported income tax expense, with the output value being based on the rounded income tax rate of 32.5% currently applicable to the Biofrontera Group. The expected income tax rate of the parent company will amount to 24.6% with effect from January 1, 2020 due to the reduction of the trade tax multiplier:

in EUR thousands	December 31, 2019	December 31, 2018	December 31, 2017
Consolidated loss before tax	(4,777)	(19,269)	(16,102)
Expected income tax reimbursement at the tax rate of the parent company	1,550	6,252	5,226
Differences arising from different tax rates	(839)	(685)	586
Adjustment of deferred taxes due to tax rates
- from temporary differences	16	-	(121)
- from loss carryforwards	(2,350)	-	(1,014)
Tax increases due to non-deductible expenses	(538)	(100)	(646)
Changes in unrecognized deferred tax assets
- from active temporary differences	(1,217)	(895)	(194)
- from loss carryforwards	(4,251)	5,343	(4,161)
Taxfree income (badwill)	4,807	-	-
Other effects	241	475	323
Income taxes as per statement of comprehensive income	(2,581)	10,390	-